[FULBRIGHT & JAWORSKI L.L.P. LETTERHEAD]

February 19, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	The Merger Fund VL (the “Fund”)
Securities Act File No. 333-102461
Investment Company Act File No. 811-21279

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund by means of electronic transmission via the EDGAR System is Post-Effective Amendment No. 9 to the Fund’s Registration Statement under the Securities Act of 1933 and Amendment No. 10 to the Fund’s Registration Statement under the Investment Company Act of 1940 on Form N-1A.  Thank you.

Very truly yours,

/s/ Laura L. Grossman
                                                                                                Laura L. Grossman
Enclosures